Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill.
Goodwill

12.Goodwill

The changes in the carrying amount of goodwill were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Balance as of January 1	—	66,506
Addition (i)	66,506	24
Foreign currency translation difference	—	(6,949)
Balance as of December 31	66,506	59,581
(i)

The goodwill as of December 31, 2023 was transferred from SS North Asia as a result of a business combination under common control (refer to Note 1 (e)), and recognized at the historical cost recorded by the former parent of SS North Asia in accordance with ASC 805-50.

No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.